Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	—	—	185
Total	—	—	185
Cost of revenue:
Cloud technology services from Tencent Group	24,915	20,363	17,111
Payment processing fees to Tencent Group	6,898	1,984	1,044
Total	31,813	22,347	18,155

Schedule of balances with the major related parties	The Group had the following balances with the major related parties:

	As of March 31,
	2023	2024
	RMB	RMB
Due from Tencent Group	1,260	587
Due to Tencent Group	(4,196)	(5,341)